Filed Pursuant to Rule 497(e)

Registration Statement Nos. 333-145064

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 4

dated October 5, 2011 to the

Intelligent Variable Annuity® Prospectus

dated May 1, 2011 and amended July 19 and August 8, 2011

This supplement amends certain disclosure in the above-referenced prospectus for the Contract with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Correction to Additional Premiums Address

The “PURCHASING A CONTRACT AND REMITTING PREMIUMS” provision has been updated to reflect a correction to the address in the “Additional Premiums” section on page 14:

TC Life VA Collections

P.O. Box 933866

Atlanta, GA 31193-3866

A13169 (10/11)